Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2017
Registrant Name	dei_EntityRegistrantName	SARATOGA ADVANTAGE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000924628
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	sat
Document Creation Date	dei_DocumentCreationDate	Feb. 20, 2018
Document Effective Date	dei_DocumentEffectiveDate	Feb. 20, 2018
Prospectus Date	rr_ProspectusDate	Feb. 20, 2018
International Equity Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	THE SARATOGA ADVANTAGE TRUST
Supplement [Text Block]	sat_SupplementTextBlock

THE SARATOGA ADVANTAGE TRUST

International Equity Portfolio

Supplement dated February 20, 2018 to the Class A Prospectus Dated
December 29, 2017 of the Saratoga Advantage Trust (the “Prospectus”)

Class A Shares	(Ticker: SIEYX)

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Saratoga International Equity Portfolio (the “Portfolio”).

Effective February 20, 2018, Smith Group Asset Management (“Smith Group”) will serve as Adviser to the Portfolio. All references to Marc Miller and DePrince, Race & Zollo, Inc. in the Prospectus are hereby deleted.

Reference is made to the section entitled “PORTFOLIO SUMMARY”, sub-heading “Principal Investment Strategies” on page 29 of the Prospectus. The fourth, fifth and sixth sentences in the first paragraph in this section are deleted in their entirety and replaced with the following:

The Adviser seeks to purchase reasonably valued stocks it believes have the ability to accelerate earnings growth and exceed investor expectations. The Adviser utilizes a three step process in stock selection. First, the Adviser reviews a series of screens utilizing the Adviser’s investment models, which are based on fundamental characteristics, designed to eliminate companies that the Adviser’s research shows have a high probability of underperformance. Factors considered when reviewing the screens include a multi-factor valuation framework, earnings quality, capital structure and financial quality. Next, securities that pass the initial screens are then evaluated to try to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations. This process incorporates changes in earnings expectations and earnings quality analysis. Finally, these steps produce a list of eligible companies which are subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential.

Reference is made to the section entitled “Adviser” on page 32 of the Prospectus. The information contained in this section is deleted in its entirety and replaced with the following:

Smith Group Asset Management (“Smith Group” or the “Adviser”) has served as the Adviser to the Portfolio since February 20, 2018. Stephanie Jones, CPA, Stephen S. Smith, CFA, Chief Executive Officer and Chief Investment Officer of the Adviser, and John D. Brim, CFA, President and Senior Portfolio Manager of the Adviser, are co-portfolio managers responsible for the day-to-day management of the Portfolio. Ms. Jones joined the Adviser in February 2010 and prior to that she was an Equity Analyst for Cimarron Asset Management, LLC. Prior to founding the Adviser in 1995, Mr. Smith held a number of senior investment positions at Bank of America. Mr. Brim joined the Adviser in March 1998, and prior to that he was a manager within the institutional investment consulting group of Deloitte & Touche, LLP.

Reference is made to the section entitled “The Advisers” beginning on page 61 of the Prospectus. The information in this section pertaining to DePrince, Race & Zollo, Inc. is deleted in its entirety and the information in this section pertaining to Smith Group Asset Management is revised to read as follows:

Smith Group Asset Management (“Smith Group”), a registered investment adviser, located at 100 Crescent Court, Suite 1150, Dallas, Texas, 75201, serves as the Adviser to the Large Capitalization Growth Portfolio, Financial Services Portfolio, Energy & Basic Materials Portfolio and International Equity Portfolio. Smith Group advises institutional, high net worth and mutual fund clients. Smith Group managed assets of approximately $3.4 billion as of December 31, 2017.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST

International Equity Portfolio

Supplement dated February 20, 2018 to the Class C Prospectus Dated
December 29, 2017 of the Saratoga Advantage Trust (the “Prospectus”)

Class C Shares	(Ticker: SIECX)

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Saratoga International Equity Portfolio (the “Portfolio”).

Effective February 20, 2018, Smith Group Asset Management (“Smith Group”) will serve as Adviser to the Portfolio. All references to Marc Miller and DePrince, Race & Zollo, Inc. in the Prospectus are hereby deleted.

Reference is made to the section entitled “PORTFOLIO SUMMARY”, sub-heading “Principal Investment Strategies” on page 29 of the Prospectus. The fourth, fifth and sixth sentences in the first paragraph in this section are deleted in their entirety and replaced with the following:

The Adviser seeks to purchase reasonably valued stocks it believes have the ability to accelerate earnings growth and exceed investor expectations. The Adviser utilizes a three step process in stock selection. First, the Adviser reviews a series of screens utilizing the Adviser’s investment models, which are based on fundamental characteristics, designed to eliminate companies that the Adviser’s research shows have a high probability of underperformance. Factors considered when reviewing the screens include a multi-factor valuation framework, earnings quality, capital structure and financial quality. Next, securities that pass the initial screens are then evaluated to try to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations. This process incorporates changes in earnings expectations and earnings quality analysis. Finally, these steps produce a list of eligible companies which are subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential.

Reference is made to the section entitled “Adviser” on page 32 of the Prospectus. The information contained in this section is deleted in its entirety and replaced with the following:

Smith Group Asset Management (“Smith Group” or the “Adviser”) has served as the Adviser to the Portfolio since February 20, 2018. Stephanie Jones, CPA, Stephen S. Smith, CFA, Chief Executive Officer and Chief Investment Officer of the Adviser, and John D. Brim, CFA, President and Senior Portfolio Manager of the Adviser, are co-portfolio managers responsible for the day-to-day management of the Portfolio. Ms. Jones joined the Adviser in February 2010 and prior to that she was an Equity Analyst for Cimarron Asset Management, LLC. Prior to founding the Adviser in 1995, Mr. Smith held a number of senior investment positions at Bank of America. Mr. Brim joined the Adviser in March 1998, and prior to that he was a manager within the institutional investment consulting group of Deloitte & Touche, LLP.

Reference is made to the section entitled “The Advisers” beginning on page 62 of the Prospectus. The information in this section pertaining to DePrince, Race & Zollo, Inc. is deleted in its entirety and the information in this section pertaining to Smith Group Asset Management is revised to read as follows:

Smith Group Asset Management (“Smith Group”), a registered investment adviser, located at 100 Crescent Court, Suite 1150, Dallas, Texas, 75201, serves as the Adviser to the Large Capitalization Growth Portfolio, Financial Services Portfolio, Energy & Basic Materials Portfolio and International Equity Portfolio. Smith Group advises institutional, high net worth and mutual fund clients. Smith Group managed assets of approximately $3.4 billion as of December 31, 2017.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST

International Equity Portfolio

Supplement dated February 20, 2018 to the Class I Prospectus Dated
December 29, 2017 of the Saratoga Advantage Trust (the “Prospectus”)

Class I Shares	(Ticker: SIEPX )

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Saratoga International Equity Portfolio (the “Portfolio”).

Effective February 20, 2018, Smith Group Asset Management (“Smith Group”) will serve as Adviser to the Portfolio. All references to Marc Miller and DePrince, Race & Zollo, Inc. in the Prospectus are hereby deleted.

Reference is made to the section entitled “PORTFOLIO SUMMARY”, sub-heading “Principal Investment Strategies” on page 28 of the Prospectus. The fourth, fifth and sixth sentences in the first paragraph in this section are deleted in their entirety and replaced with the following:

The Adviser seeks to purchase reasonably valued stocks it believes have the ability to accelerate earnings growth and exceed investor expectations. The Adviser utilizes a three step process in stock selection. First, the Adviser reviews a series of screens utilizing the Adviser’s investment models, which are based on fundamental characteristics, designed to eliminate companies that the Adviser’s research shows have a high probability of underperformance. Factors considered when reviewing the screens include a multi-factor valuation framework, earnings quality, capital structure and financial quality. Next, securities that pass the initial screens are then evaluated to try to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations. This process incorporates changes in earnings expectations and earnings quality analysis. Finally, these steps produce a list of eligible companies which are subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential.

Reference is made to the section entitled “Adviser” on page 31 of the Prospectus. The information contained in this section is deleted in its entirety and replaced with the following:

Smith Group Asset Management (“Smith Group” or the “Adviser”) has served as the Adviser to the Portfolio since February 20, 2018. Stephanie Jones, CPA, Stephen S. Smith, CFA, Chief Executive Officer and Chief Investment Officer of the Adviser, and John D. Brim, CFA, President and Senior Portfolio Manager of the Adviser, are co-portfolio managers responsible for the day-to-day management of the Portfolio. Ms. Jones joined the Adviser in February 2010 and prior to that she was an Equity Analyst for Cimarron Asset Management, LLC. Prior to founding the Adviser in 1995, Mr. Smith held a number of senior investment positions at Bank of America. Mr. Brim joined the Adviser in March 1998, and prior to that he was a manager within the institutional investment consulting group of Deloitte & Touche, LLP.

Reference is made to the section entitled “The Advisers” beginning on page 59 of the Prospectus. The information in this section pertaining to DePrince, Race & Zollo, Inc. is deleted in its entirety and the information in this section pertaining to Smith Group Asset Management is revised to read as follows:

Smith Group Asset Management (“Smith Group”), a registered investment adviser, located at 100 Crescent Court, Suite 1150, Dallas, Texas, 75201, serves as the Adviser to the Large Capitalization Growth Portfolio, Financial Services Portfolio, Energy & Basic Materials Portfolio and International Equity Portfolio. Smith Group advises institutional, high net worth and mutual fund clients. Smith Group managed assets of approximately $3.4 billion as of December 31, 2017.

Please retain this supplement for future reference.